LIMITATION ON BANK DIVIDENDS (Details) (USD $)	12 Months Ended
Dec. 31, 2014
LIMITATION ON BANK DIVIDENDS
Preceding period of retained net profits that may be paid as dividends without prior approval of the regulatory agency	2 years
Retained net profits of the preceding two years available for dividend distribution by the Bank without prior approval	$ 4,993,000